SUBSEQUENT EVENTS (Details) - Major business combination in Thousands	Jan. 05, 2018 CLF ( ) shares
SUBSEQUENT EVENTS
Number of shares held	2
Embonor S.A.
SUBSEQUENT EVENTS
Number of shares held	1
Coca-Cola de Chile S.A.
SUBSEQUENT EVENTS
Number of shares held	3
Coca-Cola del Valle New Ventures S.A.
SUBSEQUENT EVENTS
Number of shares held	2,999,994
Comercializadora Novaverde S.A
SUBSEQUENT EVENTS
Proportion of ownership interest in associate (as a percentage)	35.00%
Embotelladora Andina S.A., Embonor S.A., Coca-Cola del Valle New Ventures, S.A., and Coca-Cola de Chile S.A. | Comercializadora Novaverde S.A | Inversiones Siemel S.A.
SUBSEQUENT EVENTS
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value |	1,785,374